PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2026	914	931	22	704	283	2,854
Acquisition of business	67	17	–	–	61	145
Additions	3	30	1	141	11	186
Disposals	(24)	(27)	–	(123)	(12)	(186)
At 30 June 2026	960	951	23	722	343	2,999
Accumulated depreciation and impairment:
At 1 January 2026	252	717	11	131	211	1,322
Charge for the period	14	29	1	33	8	85
Impairment during the period	8	2	–	4	–	14
Disposals	(20)	(27)	–	(44)	(1)	(92)
At 30 June 2026	254	721	12	124	218	1,329
Carrying amount	706	230	11	598	125	1,670
1 Property, plant and equipment includes investment properties of £16m (2025: £16m).